Financial Information of Reportable Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 763,416	$ 679,260	$ 616,798
Loss from continuing operations before income taxes	(32,923)	(25,856)	(12,859)
Equity-based compensation	(2,706)	(1,309)	(1,895)
Acquisition and other nonrecurring costs	(4,225)	(2,029)
Depreciation, amortization and accretion	(105,456)	(93,084)	(88,429)
Loss on disposal and abandonment of assets	(609)	(2,252)	(2,492)
Interest expense	(69,055)	(62,335)	(61,751)
Debt Modification	(3,802)
Other expense, net	(133)	(4,268)	(2,580)
Capital expenditures	107,780	106,616	96,482
Assets	706,204	762,466
Operating Segments | NEW ZEALAND
Segment Reporting Information [Line Items]
Revenues	487,337	393,055	320,385
Adjusted EBITDA	79,291	55,455	47,062
Depreciation, amortization and accretion	(59,436)	(52,433)	(51,949)
Capital expenditures	50,874	57,253	51,023
Assets	410,546	398,012
Operating Segments | BOLIVIA
Segment Reporting Information [Line Items]
Revenues	275,514	285,382	296,155
Adjusted EBITDA	81,577	91,657	105,731
Depreciation, amortization and accretion	(45,981)	(40,435)	(36,050)
Capital expenditures	56,342	46,693	43,211
Assets	284,358	296,102
Corporate, Reconciling Items and Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	565	823	258
Loss from continuing operations before income taxes	(7,805)	(7,691)	(8,505)
Depreciation, amortization and accretion	(39)	(216)	(430)
Capital expenditures	564	2,670	$ 2,248
Assets	$ 11,300	$ 68,352